Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Financial Assets

	June 30,	December 31,
	2021	2020
(DKK million)

Marketable securities	8,398	8,819
Other investments	753	1,081
Financial assets measured at fair value	9,151	9,900

(DKK million)	June 30, 2021				December 31, 2020
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	8,398	—	—	8,398	8,819	—	—	8,819
Other investments	729	—	24	753	1,067	—	14	1,081